SUPPLEMENT DATED JANUARY 15, 1999
                       TO THE PROSPECTUS DATED MAY 1, 1998
                                       OF
                         FRANKLIN(R) VALUEMARK(R) FUNDS
                                 CLASS 1 SHARES

I. Beginning December 28, 1998, the Trust has two classes of shares: Class 1 and Class 2. All previously issued shares have been renamed Class 1 shares, and no other changes have been made to Class 1 shares. This prospectus offers only Class 1 shares.

II. The section "Small Cap Fund" under "Portfolio Investment Objectives and Policies" is amended as follows:

a) The first four sentences of the second paragraph are replaced with the following:

PORTFOLIO INVESTMENTS. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of small capitalization growth companies ("small cap companies"). A small cap company generally has a market capitalization of less than $1.5 billion at the time of the Portfolio's investment and, in the opinion of the Portfolio's Manager, is positioned for rapid growth in revenues, earnings or assets. Market capitalization is the total market value of a company's outstanding common stock. The securities of small capitalization companies are traded on U.S. and foreign stock exchanges and in the over-the-counter market.

b) The third paragraph is deleted.

III. The section "Currency Risks and their Management" under "Highlighted Risk Considerations - Foreign Transactions" is amended by replacing the second paragraph with the following two paragraphs:

EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If a Portfolio holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which a Portfolio may hold, and their impact on the value of a Portfolio's shares. To the extent a Portfolio holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

IV. The section "General Information" is amended by:

a)  Changing  the  title  "Voting   Privileges   and  Other  Rights"  to  "Trust
Organization, Voting Privileges and Rights" and substituting paragraph one with the following discussion:


The Trust is an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust and is registered with the SEC. The Trust currently offers two classes of shares of each Portfolio:
Class 1 and Class 2. All shares purchased before the initial offering of Class 2 shares of a Portfolio on December 28, 1998 are considered Class 1 shares. After that date, all shares will be designated either Class 1 or Class 2. Class 2 shares have a Rule 12b-1 distribution plan and are currently subject to fees of 0.30% per year of Class 2's average daily net assets which will affect the performance of Class 2 shares. Class 1 shares do not bear any Rule 12b-1 fees. Additional series and classes of shares may be offered in the future.

b). Replacing the "Year 2000" with the following discussion:

YEAR 2000 PROBLEM. The Portfolios' business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the Portfolios' operations could be adversely affected if the computer systems used by the Managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Portfolios could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets, are not ready for Year 2000.

In evaluating current and potential portfolio positions, Year 2000 is only one of the factors that the Portfolios' Managers take into consideration. The Managers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside of the U.S., and in particular in emerging markets, may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The Managers, of course, cannot audit each company and their major suppliers to verify their Year 2000 readiness. If a company in which a Portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a Portfolio's portfolio holdings will have a similar impact on the price of the Portfolio's shares.

The Managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Portfolios' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Portfolios and their Managers may have no control.

V. The section "Management" is amended by:
a) Under  "Managers"  adding  the  following  sentence  to the third  paragraph:
Michael F. Price is Chairman of the Board of Directors of Franklin Mutual.
b) Under "Managers - Manager Services and Fees," restating the 1997 operating expenses information for certain portfolios, as indicated below

                                                   1997 MANAGEMENT   1997 TOTAL
--------------------------------------------------------------------------------
                                                        AND PORTFOLIO  OPERATING
  PORTFOLIO (EXCEPT NEW PORTFOLIOS)                ADMINISTRATION FEES EXPENSES
  Mutual Discovery Securities Fund ..................       .95%*      1.06%
  Mutual Shares Securities Fund .....................       .75%*       .80%
  Templeton Global Asset Allocation Fund ............       .80%*       .94%
  Templeton International Smaller Companies Fund ....      1.00%*      1.06%
*Includes a .15% Administration Fee which is a direct expense of the Portfolio.

c) Under "Managers - Manager Services and Fees," adding the following footnote to the expense table:
Effective January 1, 1999, Advisers has discontinued its voluntary fee waiver for the Money Fund.
d) Under "Portfolio Operations," replacing the information for the Portfolios listed below with the following, and revising relevant biographical information or deleting information which is no longer relevant:

GLOBAL UTILITIES SECURITIES FUND
(FORMERLY UTILITY EQUITY FUND)
Sally Edwards-Haf
Ian Link

GROWTH AND INCOME FUND
Frank Felicelli
Kent Shepherd

MUTUAL DISCOVERY SECURITIES FUND
Peter A. Langerman
Robert L. Friedman
David E. Marcus

MUTUAL SHARES SECURITIES FUND
Peter A. Langerman
Robert L. Friedman
Lawrence N. Sondike
David E. Marcus

SMALL CAP FUND
Edward B. Jamieson
Michael McCarthy
Aidan O'Connell

TEMPLETON GLOBAL ASSET ALLOCATION FUND
Dale Winner
Jeffrey Everett
Sean Farrington

Beginning January 1, 1999, the Portfolio's investments in debt obligations are managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
Simon Rudolph
Peter A. Nori
Juan J. Benito

Robert L. Friedman
Chief Investment Officer and Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from Johns Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Before November 1996, Mr. Friedman was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

Peter A. Langerman
Chief Executive Officer and Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

David E. Marcus
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.

Aidan O'Connell
Portfolio Manager
Franklin Advisers, Inc.

Mr. O'Connell holds a Master of Business Administration degree in Finance from the University of Pennsylvania, a Master of Arts degree in International Relations from Johns Hopkins University and a Bachelor of Arts degree from Dartmouth College. Before joining the Franklin Templeton Group in May 1998, Mr. O'Connell was at Hambrecht & Quist (1991-1997). Mr. O'Connell has managed the Small Cap Fund since September 1998.

Kent P. Shepherd
Vice President
Franklin Advisers, Inc.

Mr. Shepherd holds undergraduate degrees in Economics and Political Science from Northwestern University and an MBA in International Finance from UCLA. In addition, Mr. Shepherd is a Chartered Financial Analyst and a Chartered Investment Counselor. Mr. Shepherd has been with the Franklin Templeton Group since 1991 and has managed the Growth and Income Fund since August 1998.

Lawrence N. Sondike
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996, and has managed the Mutual Shares Fund from inception.

       PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE



1

                         Supplement Dated January 15, 1999
       to the Prospectus Dated May 1, 1998, as Supplemented December 7, 1998
                                         of
                             FRANKLIN(R) VALUEMARK(R) FUNDS
                                   Class 1 Shares

I. Beginning December 28, 1998, the Trust has two classes of shares: Class 1 and Class 2. All previously issued shares have been renamed Class 1 shares, and no other changes have been made to Class 1 shares. This prospectus offers only Class 1 shares.
II. The section "General Information" is amended by changing the title "Voting Privileges and Other Rights" to "Trust Organization, Voting Privileges and Rights" and substituting paragraph one with the following discussion:

The Trust is an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust and is registered with the SEC. The Trust currently offers two classes of shares of each Portfolio:
Class 1 and Class 2. All shares purchased before the initial offering of Class 2 shares of a Portfolio on December 28, 1998 are considered Class 1 shares. After that date, all shares will be designated either Class 1 or Class 2. Class 2 shares have a Rule 12b-1 distribution plan and are currently subject to fees of 0.30% per year of Class 2's average daily net assets which will affect the performance of Class 2 shares. Class 1 shares do not bear any Rule 12b-1 fees. Additional series and classes of shares may be offered in the future.
III. The section "Management" is amended by:
 a) Under "Managers - Manager Services and Fees," adding the following footnote to the expense table:
Effective January 1, 1999, Advisers has discontinued its voluntary fee waivers for the Money Fund, Zero Coupon Fund - 2000, Zero Coupon Fund - 2005 and Zero Coupon Fund - 2010.
b) Under "Portfolio Operations," replacing the information for the portfolios listed below with the following, and deleting the biographical information which is no longer relevant:
  Templeton Global Asset Allocation Fund
  The Portfolio is managed by:
  Dale Winner
  Jeffrey Everett
  Sean Farrington
Beginning January 1, 1999, the Portfolio's investments in debt obligations are managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.

TEMPLETON GLOBAL INCOME SECURITIES FUND
Beginning January 1, 1999, the Portfolio is managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.

       PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE








                         SUPPLEMENT DATED JANUARY 15, 1999
                        TO THE PROSPECTUS DATED MAY 1, 1998
                                         OF
                             FRANKLIN(R) VALUEMARK(R) FUNDS
                                   CLASS 1 SHARES

I. Beginning December 28, 1998, the Trust has two classes of shares: Class 1 and Class 2. All previously issued shares have been renamed Class 1 shares, and no other changes have been made to Class 1 shares. This prospectus offers only Class 1 shares.

II. The section "Small Cap Fund" under "Portfolio Investment Objectives and Policies" is amended by:

a) Replacing the first four sentences of the second paragraph with the following: PORTFOLIO INVESTMENTS. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of small capitalization growth companies ("small cap companies"). A small cap company generally has a market capitalization of less than $1.5 billion at the time of the Portfolio's investment and, in the opinion of the Portfolio's Manager, is positioned for rapid growth in revenues, earnings or assets. Market capitalization is the total market value of a company's outstanding common stock. The securities of small capitalization companies are traded on U.S. and foreign stock exchanges and in the over-the-counter market.

b)  Deleting the third paragraph.


III. The second paragraph of the section "Currency Risks and their Management" under "Highlighted Risk Considerations - Foreign Transactions" is replaced with the following two paragraphs:

EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If a Portfolio holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which a Portfolio may hold, and their impact on the value of a Portfolio's shares. To the extent a Portfolio holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

IV. The section "General Information" is amended by:

a)  Changing  the  title  "Voting   Privileges   and  Other  Rights"  to  "Trust
Organization, Voting Privileges and Rights" and substituting paragraph one with the following discussion:

The Trust is an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust and is registered with the SEC. The Trust currently offers two classes of shares of each Portfolio:
Class 1 and Class 2. All shares purchased before the initial offering of Class 2 shares of a Portfolio on December 28, 1998 are considered Class 1 shares. After that date, all shares will be designated either Class 1 or Class 2. Class 2 shares have a Rule 12b-1 distribution plan and are currently subject to fees of
 .30% per year of Class 2's average daily net assets which will affect the performance of Class 2 shares. Class 1 shares do not bear any Rule 12b-1 fees. Additional series and classes of shares may be offered in the future.

b). Replacing the "Year 2000" with the following discussion:

YEAR 2000 PROBLEM. The Portfolios' business operations depend upon a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, the Portfolios' operations could be adversely affected if the computer systems used by the Managers, their service providers and other third parties they do business with are not Year 2000 ready. For example, the portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Portfolios could experience difficulties in effecting transactions if any of their foreign subcustodians, or if foreign broker/dealers or foreign markets, are not ready for Year 2000.

In evaluating current and potential portfolio positions, Year 2000 is only one of the factors that the Portfolios' Managers take into consideration. The Managers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside of the U.S., and in particular in emerging markets, may not be required to make the same level of disclosure regarding Year 2000 readiness as is required in the U.S. The Managers, of course, cannot audit each company and their major suppliers to verify their Year 2000 readiness. If a company in which a Portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a Portfolio's portfolio holdings will have a similar impact on the price of the Portfolio's shares.

The Managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Portfolios' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Portfolios and their Managers may have no control.

V. The section "Management" is amended by:
a) Under "Managers," adding the following sentence to the third paragraph::
  Michael F. Price is Chairman of the Board of Directors of Franklin Mutual.
b) Under  "Managers - Manager  Services and Fees,"  restating the 1997 operating
expenses   information   for  certain   portfolios,   as  indicated  below

                                               1997 MANAGEMENT    1997 TOTAL
--------------------------------------------------------------------------------
                                                AND PORTFOLIO        OPERATING
PORTFOLIO (EXCEPT  NEW  PORTFOLIOS)             ADMINISTRATION     FEES EXPENSES

Mutual Discovery  Securities Fund  ...........       .95%*              1.06%
Mutual Shares Securities Fund ..................     .75%*               .80%
Templeton Global Asset Allocation Fund ........      .80%*               .94%
Templeton  International  Smaller Companies Fund .. 1.00%*              1.06%
*Includes a .15% Administration Fee which is a direct expense of the Portfolio.

c) Under "Managers - Manager Services and Fees," adding the following footnote to the expense information table:
Effective January 1, 1999, Advisers has discontinued its voluntary fee waivers for the Money Fund, Zero Coupon Fund - 2000, Zero Coupon Fund - 2005 and Zero Coupon Fund - 2010.
d) Under "Portfolio Operations," replacing the information for the Portfolios listed below with the following, and revising relevant biographical information or deleting information which is no longer relevant:

GLOBAL  HEALTH  CARE
SECURITIES FUND
Kurt von Emster
Evan McCulloch
Rupert H. Johnson, Jr.

GLOBAL UTILITIES SECURITIES FUND
(FORMERLY UTILITY EQUITY FUND)
Sally Edwards-Haff
Ian Link

GROWTH AND INCOME FUND
Frank Felicelli
Kent Shepherd

SMALL CAP FUND
Edward B. Jamieson
Michael McCarthy
Aidan O'Connell

TEMPLETON GLOBAL ASSET ALLOCATION FUND
Dale Winner
Jeffrey Everett
Sean Farrington

Beginning January 1, 1999, the Portfolio's investments in debt obligations are managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.

TEMPLETON GLOBAL
INCOME SECURITIES FUND
Beginning January 1, 1999, the Portfolio is managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.

TEMPLETON INTERNATIONAL
SMALLER COMPANIES FUND
Simon Rudolph
Peter A. Nori
Juan J. Benito

MUTUAL DISCOVERY
SECURITIES FUND
Peter A. Langerman
Robert L. Friedman
David E. Marcus

 MUTUAL SHARES
 SECURITIES FUND
 Peter A. Langerman
 Robert L. Friedman
 Lawrence N. Sondike
 David E. Marcus

 Robert L. Friedman
 Chief Investment Officer and Senior Vice President
 Franklin Mutual Advisers, Inc.

Mr. Friedman has a Bachelor of Arts degree in Humanities from Johns Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Before November 1996, Mr. Friedman was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

Peter A. Langerman
Chief Executive Officer and Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds from inception.

David E. Marcus
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and has managed the Mutual Discovery and Mutual Shares Funds since March 1998.

Aidan O'Connell
Portfolio Manager
Franklin Advisers, Inc.

Mr. O'Connell holds a Master of Business Administration degree in Finance from the University of Pennsylvania, a Master of Arts degree in International Relations from Johns Hopkins University and a Bachelor of Arts degree from Dartmouth College. Before joining the Franklin Templeton Group in May 1998, Mr. O'Connell was at Hambrecht & Quist (1991-1997). Mr. O'Connell has managed the Small Cap Fund since September 1998.

Kent P. Shepherd
Vice President
Franklin Advisers, Inc.

Mr. Shepherd holds undergraduate degrees in Economics and Political Science from Northwestern University and an MBA in International Finance from UCLA. In addition, Mr. Shepherd is a Chartered Financial Analyst and a Chartered Investment Counselor. Mr. Shepherd has been with the Franklin Templeton Group since 1991 and has managed the Growth and Income Fund since August 1998.

Lawrence N. Sondike
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Before November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996, and has managed the Mutual Shares Fund from inception.

       PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE







                        SUPPLEMENT DATED JANUARY 15, 1999
                       TO THE PROSPECTUS DATED MAY 1, 1998
                                       OF
                         FRANKLIN(R) VALUEMARK(R) FUNDS
                                 CLASS 1 SHARES

I. Beginning December 28, 1998, the Trust has two classes of shares: Class 1 and Class 2. All previously issued shares have been renamed Class 1 shares, and no other changes have been made to Class 1 shares. This prospectus offers only Class 1 shares.

II. The section "General Information" is amended by:

a)  Changing  the  title  "Voting   Privileges   and  Other  Rights"  to  "Trust
Organization, Voting Privileges and Rights" and substituting paragraph one with the following discussion:

The Trust is an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust and is registered with the SEC. The Trust currently offers two classes of shares of each Portfolio:
Class 1 and Class 2. All shares purchased before the initial offering of Class 2 shares of a Portfolio on December 28, 1998 are considered Class 1 shares. After that date, all shares will be designated either Class 1 or Class 2. Class 2 shares have a Rule 12b-1 distribution plan and are currently subject to fees of
 .30% per year of Class 2's average daily net assets which will affect the performance of Class 2 shares. Class 1 shares do not bear any Rule 12b-1 fees. Additional series and classes of shares may be offered in the future.

III. The section "Management" is amended by:

a) Under "Managers - Manager Services and Fees," adding the following footnote to the expense information table:

Effective January 1, 1999, Advisers has discontinued its voluntary fee waivers for the Money Fund, Zero Coupon Fund - 2000, Zero Coupon Fund - 2005, Zero Coupon Fund - 2010.

b) Under "Portfolio Operations," replacing the information for the portfolios listed below with the following, and deleting the biographical information which is no longer relevant:

TEMPLETON GLOBAL ASSET ALLOCATION FUND
  The Portfolio is managed by:
  Dale Winner
  Jeffrey Everett
  Sean Farrington

Beginning January 1, 1999, the Portfolio's investments in debt obligations are managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.


TEMPLETON GLOBAL INCOME SECURITIES FUND
Beginning January 1, 1999, the Portfolio is managed by a team of Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc.

Please note that certain of the Portfolios discussed in the Trust Prospectus may not be currently available in connection with a Contract. You should refer to the prospectus of the specific insurance product that accompanies the Trust prospectus.